Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash at bank and on hand	$ 235,381	$ 245,373
Money market funds	366,117	273,584
Commercial paper	179,844	0
Short-term bank deposits	99,174	79,027
Cash and cash equivalents	$ 880,516	$ 597,984